LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
2026	$ 1,805
2027	1,423
2028	1,212
2029	1,038
2029 and after	1,526
Total lease payments	7,004
Less imputed interest	(1,082)
Total	$ 5,922	$ 2,284